OPERATING LEASE (Tables)	6 Months Ended
Jun. 30, 2024
Operating Lease
SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2024	March 31, 2023

Operating lease assets:
Operating lease right of use assets	$286,475	$102,077
Total operating lease assets	$286,475	$102,077

Operating lease obligations:
Current operating lease liabilities	$122,265	$62,395
Noncurrent operating lease liabilities	172,955	45,881
Total operating lease obligations	$295,220	$108,276

SCHEDULE OF WEIGHTED AVERAGE LEASE TERM AND DISCOUNT RATE

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

March 31, 2024
Weighted-average remaining lease term	2.3 years

Weighted-average discount rate	5.0%

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities as of March 31, 2024:

Years ending March 31,	US$
2025	$133,465
2026	133,465
2027	44,858
Total lease payments	311,788
Less: imputed interest	(16,568)
Total lease liabilities	$295,220